Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	8 years 29 days
Net debt held as a hedging instrument	€ 44,230
Gross debt held as a hedging instrument, current maturities	9,414
Non-current financial liabilities	€ 12,541
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years